NOTES TO THE CONSOLIDATED STATEMENTS OF CASH FLOWS	12 Months Ended
Dec. 31, 2020
Notes To Consolidated Statements Of Cash Flows
NOTES TO THE CONSOLIDATED STATEMENTS OF CASH FLOWS

23.

NOTES TO THE CONSOLIDATED STATEMENTS OF CASH FLOWS

(a)

Changes in liabilities arising from financing activities

Year ended December 31, 2019	Due to related companies	Due to the Shareholder	Lease liabilities
	CNY	CNY	CNY

At January 1, 2019	4,041	6,973	1,803
Changes from financing cash flows	1,036	—	(1,060)
Foreign exchange movement	—	124	—
Interest expense	—	—	60

At December 31, 2019	5,077	7,097	803

Year ended December 31, 2020	Due to related companies	Due to the Shareholder	Lease liabilities
	CNY	CNY	CNY

At January 1, 2020	5,077	7,097	803
Changes from financing cash flows	4,081	462	(1,188)
New leases	—	—	1,439
Foreign exchange movement	—	(410)	—
Interest expense	—	—	38

At December 31, 2020	9,158	7,149	1,092

Year ended December 31, 2020	Due to related companies	Due to the Shareholder	Lease liabilities
	US$	US$	US$

At January 1, 2020	777	1,087	123
Changes from financing cash flows	625	69	(182)
New leases	—	—	220
Foreign exchange movement	—	(61)	—
Interest expense	—	—	6

At December 31, 2020	1,402	1,095	167

(b)

Total cash outflow for leases

	2019	2020	2020
	CNY	CNY	US$
Within operating activities	(46)	(56)	(9)
Within financing activities	(1,060)	(1,188)	(182)
	(1,106)	(1,244)	(191)